     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 13, 2003

                                              1933 ACT REGISTRATION NO. 33-72424
                                              1940 ACT REGISTRATION NO. 811-8194
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/
  PRE-EFFECTIVE AMENDMENT NO.                                         / /
  POST-EFFECTIVE AMENDMENT NO. 25                                     /X/

                         AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/
  AMENDMENT NO. 26                                                    /X/

           (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                           FINANCIAL INVESTORS TRUST
               (Exact name of Registrant as Specified in Charter)

                           1625 BROADWAY, SUITE 2200
                               DENVER, CO 80202
              (Address of principal executive offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (303) 623-2577

                            TRACI A. THELEN, SECRETARY
                             FINANCIAL INVESTORS TRUST
                            1625 BROADWAY, SUITE 2200
                                 DENVER, CO 80202
                      (Name and Address of Agent of Service)

                            ------------------------

                                    COPY TO:

                             LESTER WOODWARD, ESQ.
                          Davis, Graham & Stubbs LLP
                          1550 17th Street, Suite 500
                                Denver, CO 80202

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):

/ /         immediately upon filing pursuant to paragraph (b)
/ /         on (date), pursuant to paragraph (b)
/ /         60 days after filing pursuant to paragraph (a)(1)
/ /         on       , pursuant to paragraph (a)(1)
/X/         75 days after filing pursuant to paragraph (a)(2)
/ /         on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

    Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on July 21, 1999.

                                   PROSPECTUS
                                        , 2003

                           FINANCIAL INVESTORS TRUST

                               AMERICAN VETERANS
                             U.S. GOVERNMENT MONEY
                              MARKET FUND--CLASS I

    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS FUND'S SHARES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
Investment Objective and Principal Risks....................           1

Performance.................................................           2

Fees and Expenses of the Fund...............................           2

Who Manages the Fund?.......................................           3

How Do I Invest in the Fund?................................           4

Privacy Policy..............................................           9

Financial Highlights........................................          10

Additional Information About the Fund.......................  Back Cover

    No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

                    INVESTMENT OBJECTIVE AND PRINCIPAL RISKS

    INVESTMENT OBJECTIVE--The investment objective of the American Veterans U.S. Government Money Market Fund (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    PRINCIPAL INVESTMENT STRATEGIES--The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements collateralized to 102% by U.S. Treasury obligations and other direct obligations of the U.S. Government or its agencies. The Fund may also invest in mortgage related securities issued by various government agencies, such as the Government National Mortgage Association, and government related organizations, such as the Federal National Mortgage Association. The Fund will provide 60 days notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

    PRINCIPAL INVESTMENT RISKS--An investment in the Fund is subject to the following principal risks:

    - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

    - PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

    AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


[SIDENOTE]

                                   FUND FACTS

    GOAL: To provide investors with a high level of current income while seeking to preserve principal.

PRINCIPAL INVESTMENTS:

    - U.S. Government Obligations

    - Repurchase Agreements

    - Asset-Backed and Mortgage-Related Securities

INVESTMENT ADVISER (THE "ADVISER"):

    - SSgA Funds Management, Inc. ("SSgA")

DISTRIBUTOR:

    - ALPS Distributors, Inc. ("ADI")

    FOR MORE INFORMATION ABOUT THE RISK FACTORS IDENTIFIED ABOVE, AND OTHER RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE SAI.

    SHOULD I INVEST IN THE AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET
FUND? The Fund is primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

                                  PERFORMANCE

    There is no performance information for the Fund because it has not completed a full calendar year of operations.

                         FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

                                SHAREHOLDER FEES
                   (fees paid directly from your investment)

Maximum Sales Load..........................................    None
Maximum Deferred Sales Charge...............................    None
Redemption Fee..............................................    None
Exchange Fee................................................    None

                         ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

Management Fees.............................................    0.105%
Distribution (12b-1) Fees...................................     None
Other Expenses..............................................    0.216%*
Total Annual Fund Operating Expenses........................    0.321%
Fee Waiver..................................................   (0.121)%*
Net Annual Fund Operating Expenses..........................    0.200%


* The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of the administration fees that it is entitled to receive, and/or assume a portion of Fund expenses to the extent necessary for the Fund to maintain an expense ratio that does not exceed 0.20% of the average net assets of the Fund, until at least April 30, 2004. SSgA has voluntarily agreed to waive a portion of their advisory fee to 0.07%, until Fund assets reach $1 billion dollars.

    EXAMPLE--The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that the Fund returns 5% each year and that the Fund's operating expenses remain the same. After one year, the example does not take into consideration ALPS' agreement to waive fees. Although your actual costs may behigher or lower, based on these assumptions your costs would be:

                                                                ONE       THREE       FIVE       TEN
                                                                YEAR      YEARS      YEARS      YEARS
                                                              --------   --------   --------   --------
AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET
  FUND--CLASS I.............................................    $20        $91        $168       $395

                             WHO MANAGES THE FUND?

    SSgA, the Adviser, Two International Place, Boston Massachusetts 02110, is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of November 30, 2002, SSgA had over $67 billion in assets under management. SSgA, State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation. With over $745 billion under management as of November 30, 2002, State Street Global Advisers provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the middle East.

    The Funds will be managed by a team of investment professionals. SSgA uses a team approach to create an environment that encourages the flow of investment ideas.

    Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA is entitled to receive a management fee of 0.105% of average net assets of the Fund.

    ADMINISTRATIVE SERVICES AGREEMENT. Financial Investors Trust (the "Trust") has entered into an administrative services agreement with ALPS. Under the administrative services agreement, ALPS provides the Fund with certain administrative and clerical services and generally assists in the operation of the Fund. In addition, under the administrative services agreement ALPS also, among other things, performs fund accounting and transfer agency services, and pays the costs of the Fund's custodian and external auditors. Pursuant to the administrative services agreement, ALPS is entitled to receive a fee from the Fund that is computed daily and paid monthly at the following annual rates: the greater of $360,000 or 0.16% of average daily net assets of the Fund up to $500 million;

0.14% of average daily net assets of the Fund in excess of $500 million up to $1 billion; and 0.12% of the average daily net assets of the Fund that exceed $1 billion.

    ALPS has contractually agreed to waive a portion of the administration fees that it is entitled to receive from the Fund and to assume a portion of fund expenses, to the extent necessary for the Fund to maintain an expense ratio that does not exceed 0.20% of the average net assets of the Fund, until at least April 30, 2004.

                          HOW DO I INVEST IN THE FUND?

    HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ALPS. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the U.S.

    Federal Funds should be wired to:

    State Street Bank & Trust Co.
    ABA# 011000028
    American Veterans U.S. Government Money Market Fund-Class I
    Credit DDA# 22404081
    (Account Registration)
    (Account Number)

    Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

    An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

    Financial Investors Trust
    PMB Box 609
    303 16th Street, Suite 016
    Denver, CO 80202-5657

    Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order bythe Fund by 4:30 p.m. Eastern Time, your order will be executed that day.

    MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS--The minimum initial investment in the Fund is $500,000 and additional investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $125,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $125,000 and you will be given 30 days to increase your investment above that amount.

    HOW TO REDEEM FUND SHARES You may redeem all or any part of the value of your account(s) on any Business Day (as defined in the section entitled "How Are Fund Shares Valued?"). You may redeem by mail, telephone or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern Time on a Business Day, the Fund will generally send payment for your redeemed shares on that day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

    REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, PMB Box 609, 303 16th Street, Suite 016, Denver, CO 80202-5657. You must sign a redemption request. Your written redemption request must:

    (i) state the number of shares to be redeemed; and

    (ii) identify your shareholder account number.

    EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be signed by an authorized person at the guarantor institution, and the words "Signature Guaranteed" must appear with the signature. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

    When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

    BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.

    In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.

    During periods of substantial economic or market change, telephone or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."

    By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Trust does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.

    EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the U.S. Treasury Money Market Fund, the Prime Money Market Fund, or other investment portfolios of the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each Fund in which you are considering investing. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.

    Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The Fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.298.3442 to request a current prospectus for the Fund into which you want to exchange and you should read the prospectus carefully before investing.

    During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Trust nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES--BY TELEPHONE AND FACSIMILE."

    The Trust can provide you with information concerning certain limitations on the exchange privilege, including those related to frequency. The Trust may modify or terminate the exchange privilege but will not materially change or terminate it without giving shareholders 60 days' written notice.

    HOW ARE FUND SHARES VALUED? The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange is open for business (a "Business Day").

    The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. Under guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

    WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

    The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.

    The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.

    When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

    The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

    Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.

                                 PRIVACY POLICY

    The Fund collects nonpublic personal information about its customers(1) from the following sources:

    - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

    - Account History, including information about the transactions and balances in a customer's account; and

    - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

    The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

    - Prior written consent is received.

    - The Fund believes the recipient to be the fund customer or the customer's authorized representative.

    - The Fund is required by law to release information to the recipient.

    The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

    The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

    The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains physical, electronic and procedural safeguards that comply with federal standards to guard customers' nonpublic personal information.

    The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.


(1) FOR PURPOSES OF THIS NOTICE, THE TERMS "CUSTOMER" OR "CUSTOMERS" INCLUDES BOTH SHAREHOLDERS OF THE FUND AND INDIVIDUALS WHO PROVIDE NONPUBLIC PERSONAL INFORMATION TO THE FUND, BUT DO NOT INVEST IN FUND SHARES.

                              FINANCIAL HIGHLIGHTS

    The Fund is newly created and has no financial history.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     ADDITIONAL INFORMATION ABOUT THE FUND

You can request other information, including a Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, by contacting ALPS at 800.298.3442 or writing to ALPS at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

    The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference, which means that it is legally part of the Prospectus. You may review and copy, upon payment of a duplicating fee, theFund's Statement of Additional Information, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

    The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Fund. For more information about the operation of the Public Reference Room, please call the SEC at 202.942.8090.

                        FINANCIAL INVESTORS TRUST FUNDS

    - Are NOT insured by the FDIC, a bank or any agency of the U.S. Government.

    - Are NOT bank deposits or other obligations of or guaranteed by a bank.

    - Involve investment risks, including the possible loss of the principal amount invested.

[ALPS DISTRIBUTORS, INC. LOGO]
SPONSOR AND DISTRIBUTOR

                                       Investment Company Act File No. 811-08194

                                   PROSPECTUS
                                        , 2003

                           FINANCIAL INVESTORS TRUST

                               AMERICAN VETERANS
                             U.S. GOVERNMENT MONEY
                             MARKET FUND--CLASS II

    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS FUND'S SHARES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

                                                                 PAGE
                                                              -----------
Investment Objective and Principal Risks....................           1

Performance.................................................           2

Fees and Expenses of the Fund...............................           2

Who Manages the Fund?.......................................           3

How Do I Invest in the Fund?................................           4

Distribution Plan...........................................           9

Privacy Policy..............................................          10

Financial Highlights........................................          11

Additional Information About the Fund.......................  Back Cover

    No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

                    INVESTMENT OBJECTIVE AND PRINCIPAL RISKS

    INVESTMENT OBJECTIVE-- The investment objective of the American Veterans U.S. Government Money Market Fund (the "Fund") is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    PRINCIPAL INVESTMENT STRATEGIES--The Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements collateralized to 102% by U.S. Treasury obligations and other direct obligations of the U.S. government or its agencies. The Fund may also invest in mortgage related securities issued by various government agencies, such as the Government National Mortgage Association, and government related organizations, such as the Federal National Mortgage Association. The Fund will provide 60 days notice to shareholders if it decides to change its principal investment strategies. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

    PRINCIPAL INVESTMENT RISKS-- An investment in the Fund is subject to the following principal risks:

    - INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

    - PREPAYMENT RISK. This investment risk is primarily associated with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

    AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[SIDENOTE]

                                   FUND FACTS

    GOAL: To provide investors with a high level of current income while seeking to preserve principal.

PRINCIPAL INVESTMENTS:

    - U.S. Government Obligations

    - Repurchase Agreements

    - Asset-Backed and Mortgage-Related Securities

INVESTMENT ADVISER (THE "ADVISER"):

    - SSgA Funds Management, Inc. ("SSgA")

DISTRIBUTOR:

    - ALPS Distributors, Inc. ("ADI")

    For more information about the risk factors identified above, and other risks associated with investing in the Fund, please see the SAI.

    SHOULD I INVEST IN THE AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET FUND? Class II shares of the Fund are primarily intended for municipal investors, including municipalities, counties, and state agencies, as well as institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, and other financial institutions.

                                  PERFORMANCE

    There is no performance information for the Fund because it has not completed a full calendar year of operations.

                         FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you pay if you buy and hold Class II shares of the Fund.

                                SHAREHOLDER FEES
                   (fees paid directly from your investment)

Maximum Sales Load..........................................  None
Maximum Deferred Sales Charge...............................  None
Redemption Fee..............................................  None
Exchange Fee................................................  None

                         ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

Management Fees.............................................   0.105%
Distribution (12b-1) Fees...................................   0.250%
Other Expenses..............................................   0.216%*
Total Annual Fund Operating Expenses........................   0.571%
Fee Waiver..................................................  (0.121)%*
Net Annual Fund Operating Expenses..........................   0.450%

* The amount for "Other Expenses" includes administration fees payable to ALPS Mutual Funds Services, Inc. ("ALPS"). ALPS has contractually agreed to waive a portion of the administration fees that it is entitled to receive, and/or assume a portion of Fund expenses to the extent necessary for Class II of the Fund to maintain an expense ratio that does not exceed 0.45% of average net assets, until at least April 30, 2004. SSgA has voluntarily agreed to waive a portion of their advisory fee to 0.07%, until Fund assets reach
    $1 billion dollars.

    EXAMPLE--The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that the Fund returns 5% each year and that the Fund's operating expenses remain the same. After one year, the example does not take into consideration ALPS' agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                ONE       THREE       FIVE       TEN
                                                                YEAR      YEARS      YEARS      YEARS
                                                              --------   --------   --------   --------
AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET
  FUND--CLASS II............................................    $46        $171       $307       $703

                             WHO MANAGES THE FUND?

    SSgA, the Adviser, Two International Place, Boston Massachusetts 02110, is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of November 30, 2002, SSgA had over $67 billion in assets under management. SSgA. State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation. With over $745 billion under management as of November 30, 2002, State Street Global Advisers provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the middle East.

    The Funds will be managed by a team of investment professionals. SSgA uses a team approach to create an environment that encourages the flow of investment ideas.

    Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. SSgA is entitled to receive a management fee of 0.105% of average net assets of the Fund.

    ADMINISTRATIVE SERVICES AGREEMENT. Financial Investors Trust (the "Trust") has entered into an administrative services agreement with ALPS. Under the administrative services agreement, ALPS provides the Fund with certain administrative and clerical services and generally assists in the operation of the Fund. In addition, under the administrative services agreement ALPS also, among other things, performs fund accounting and transfer agency services, and pays the costs of the Fund's custodian and external auditors. Pursuant to the administrative services agreement, ALPS is entitled to receive a fee from the Fund that is computed daily and paid monthly at the following annual rates: the greater of $360,000 or 0.16% of average daily net assets of the Fund up to $500 million;

0.14% of average daily net assets of the Fund in excess of $500 million up to $1 billion; and 0.12% of the average daily net assets of the Fund that exceed $1 billion.

    ALPS has contractually agreed to waive a portion of the administration fees that it is entitled to receive from the Fund and to assume a portion of fund expenses, to the extent necessary for Class II of the Fund to maintain an expense ratio that does not exceed 0.45% of average net assets, until at least April 30, 2004.

                          HOW DO I INVEST IN THE FUND?

    HOW ARE INVESTMENTS MADE? As described below, shares of the Fund may be purchased through ALPS. Shares of the Fund may be purchased using the Federal Reserve Wire System ("Federal Funds") or by check. Your check must be payable in U.S. dollars to the Fund and be drawn on a bank located within the United States.

    Federal Funds should be wired to:

    State Street Bank & Trust Co.
    ABA# 011000028
    American Veterans U.S. Government Money Market Fund, Class II
    Credit DDA# 22404081
    (Account Registration)
    (Account Number)

    Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. All funds received are invested in full and fractional shares of the Fund. ALPS serves as the Fund's Transfer Agent and ALPS maintains records of each shareholder's holdings of Fund shares. The Fund reserves the right to reject any purchase.

    An initial investment in the Fund must be preceded or accompanied by a completed, signed application. Your completed application should be forwarded to:

    Financial Investors Trust
    PMB Box 609
    303 16th Street, Suite 016
    Denver, Colorado 80202-5657

    Orders for the purchase of shares will be executed at the net asset value per share (the "public offering price") next determined after an order has been received by the Fund in the proper form. If your purchase order is received in proper order by the Fund by 4:30 p.m. Eastern time, your order will be executed that day.

    MINIMUM PURCHASE AND ACCOUNT BALANCE REQUIREMENTS--The minimum initial investment in the Fund is $25,000 and additional investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If your account balance falls below $5,000 due to redemptions or exchanges, your account may be closed. In the event that your account is closed, the Fund will wire the proceeds to the bank account of record, or issue a check to the shareholder of record. The Fund will notify you when your account balance has fallen below $5,000 and you will be given 30 days to increase your investment above that amount.

    HOW TO REDEEM FUND SHARES You may redeem all or any part of the value of your account(s) on any Business Day (as defined in the section entitled "How Are Fund Shares Valued?"). You may redeem by mail, telephone or facsimile if you have established those options with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 4:30 p.m. Eastern time on a Business Day, the Fund will generally send payment for your redeemed shares on that day. Otherwise, the Fund will generally send payment for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

    REGULAR REDEMPTIONS: You may redeem shares by sending a written request to Financial Investors Trust, PMB Box 609, 303 16th Street, Suite 016, Denver, Colorado, 80202-5657. You must sign a redemption request. Your written redemption request must:

    (i) state the number of shares to be redeemed; and

    (ii) identify your shareholder account number.

    EACH SIGNATURE MUST BE GUARANTEED BY EITHER A BANK THAT IS A MEMBER OF THE FDIC, A TRUST COMPANY OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE OR OTHER ELIGIBLE GUARANTOR INSTITUTION. THE FUND WILL NOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC. Guarantees must be signed by an authorized person at the guarantor institution, and the words "Signature Guaranteed" must appear with the signature. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

    When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's account application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

    BY TELEPHONE AND FACSIMILE: You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at 800.298.3442 (or sending a facsimile transmission to the Fund at 303.825.2575 and giving the account name, account number, personal identification number (PIN#), name of Fund and amount of redemption). Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.

    In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "REGULAR REDEMPTIONS." The request must be signed by you with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.

    During periods of substantial economic or market change, telephone or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "REGULAR REDEMPTIONS."

    By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security, which you might have had if you were to redeem in writing. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Trust does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.

    EXCHANGE OF FUND SHARES You may sell your Fund shares and buy shares of the U.S. Treasury Money Market Fund, the Prime Money Market Fund, or other investment portfolios of the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. However, you must satisfy the minimum balance requirements of each Fund in which you are considering investing. If you have established the privilege on your account application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at 800.298.3442.

    Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The Fund into which you want to exchange must be registered for sale in your state. Prior to requesting an exchange of Fund shares you should call the Fund at 800.298.3442 to request a current prospectus for the Fund into which you want to exchange and you should read the prospectus carefully before investing.

    During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "REGULAR REDEMPTIONS." Neither the Trust nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "HOW TO REDEEM FUND SHARES--BY TELEPHONE AND FACSIMILE."

    The Trust can provide you with information concerning certain limitations on the exchange privilege, including those related to frequency. The Trust may modify or terminate the exchange privilege but will not materially change or terminate it without giving shareholders 60 days' written notice.

    HOW ARE FUND SHARES VALUED? The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding. The Fund normally calculates its NAV at 5:00 p.m. Eastern time, on each day the New York Stock Exchange is open for business (a "Business Day").

    The Trustees have established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. More particularly, the Trustees have approved and adopted procedures under Rule 2a-7. Under guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

    WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT? While municipal investors are generally exempt from federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

    The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.

    The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.

    When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct, that they are not subject to backup withholding for failing to report income to the IRS, and that they are a U.S. person. If investors violate IRS regulations, the IRS can require the Fund to withhold a portion of taxable distributions and redemptions.

    The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders each calendar year as well as on a fiscal year basis.

    Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.

                               DISTRIBUTION PLAN

    The Trustees have adopted a distribution plan on behalf of Class II of the Fund pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The distribution plan provides for payment of a fee to ADI at the annual rate of up to 0.25% of the average net assets of Class II for distribution-related services. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The aforementioned services include, but are not limited to the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders; obtaining such information, analysis and reports with respect to marketing and promotional activities as ADI may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II shares of the Fund; and providing training, marketing and support to such dealers and others with respect to the sale of Class II shares of the Fund. The distribution fee is an expense of Class II in addition to the management fee, and administration fee, and will reduce the net income and total return of that Class.

                                 PRIVACY POLICY

    The Fund collects nonpublic personal information about its customers(1) from the following sources:

    - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

    - Account History, including information about the transactions and balances in a customer's account; and

    - Correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

    The Fund will not release information about its customers or their accounts unless one of the following conditions is met:

    - Prior written consent is received.

    - The Fund believes the recipient to be the fund customer or the customer's authorized representative.

    - The Fund is required by law to release information to the recipient.

    The Fund does not give or sell information about its customers or their fund accounts to any other company, individual, or group.

    The Fund will only use information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

    The Fund restricts access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund shares personal information with service providers, it protects that personal information with a strict confidentiality agreement. The Fund also maintains physical, electronic and procedural safeguards that comply with federal standards to guard customers' nonpublic personal information.

    The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.


(1) FOR PURPOSES OF THIS NOTICE, THE TERMS "CUSTOMER" OR "CUSTOMERS" INCLUDES BOTH SHAREHOLDERS OF THE FUND AND INDIVIDUALS WHO PROVIDE NONPUBLIC PERSONAL INFORMATION TO THE FUND, BUT DO NOT INVEST IN FUND SHARES.

                              FINANCIAL HIGHLIGHTS

    The Fund is newly created and has no financial history.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     ADDITIONAL INFORMATION ABOUT THE FUND

    You can request other information, including a statement of additional information, annual report, or semi-annual report, free of charge, by contacting ALPS at 800.298.3442 or writing to ALPS at 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

    The statement of additional information provides detailed information about the Fund and is incorporated into this prospectus by reference, which means that it is legally part of the prospectus. You may review and copy, upon payment of a duplicating fee, the Fund's statement of additional information, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C., 20549-0102. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

    The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Fund. For more information about the operation of the Public Reference Room, please call the SEC at 202.942.8090.

                        FINANCIAL INVESTORS TRUST FUNDS

    - Are NOT insured by the FDIC, a bank or any agency of the U.S. government.

    - Are NOT bank deposits or other obligations of or guaranteed by a bank.

    - Involve investment risks, including the possible loss of the principal amount invested.

[ALPS DISTRIBUTORS, INC. LOGO]
SPONSOR AND DISTRIBUTOR

                                       Investment Company Act File No. 811-08194

                           FINANCIAL INVESTORS TRUST

                        U.S. TREASURY MONEY MARKET FUND
              U.S. GOVERNMENT MONEY MARKET FUND (CLASSES I AND II)
                   PRIME MONEY MARKET FUND (CLASSES I AND II)
     AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET FUND (CLASSES I AND II)

                                  PMB Box 609
                           303 16th Street, Suite 016
                          Denver, Colorado 80202-5657

                                             , 2003

General Information: 800.298.3442

                      STATEMENT OF ADDITIONAL INFORMATION

    This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus for shares of the U.S. Treasury Money Market Fund (the "Treasury Fund"), the U.S. Government Money Market Fund, Classes I and II (the "Government Funds"), the Prime Money Market Fund, Classes I and II (the "Prime Funds"), or the American Veterans U.S. Government Money Market Fund, Classes I and II (the "American Veterans Government Funds") (collectively, the "Funds"). All of the
Funds' Prospectuses are dated       , 2003. This SAI contains additional and
more detailed information than that set forth in each Prospectus and should be read in conjunction with the Prospectus. The Funds' most recent Annual Report is incorporated herein by reference. A free copy of the Annual Report and additional copies of the Prospectuses can be obtained by calling the toll-free number printed above.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Investment Policies and Risks...............................      1

Investment Restrictions.....................................      6

Management..................................................      7

Code of Ethics..............................................     14

Calculation of Yields and Performance Information...........     14

Determination of Net Asset Value............................     16

Portfolio Transactions......................................     17

Exchange Privilege..........................................     18

Redemptions.................................................     18

Federal Income Taxes........................................     19

Shares of Beneficial Interest...............................     20

Principal Shareholders......................................     21

Distribution Plan...........................................     21

Other Information...........................................     22

Capitalization..............................................     23

Custodian and Sub-Custodian.................................     23

Independent Accountants.....................................     23

Financial Statements........................................     23

                         INVESTMENT POLICIES AND RISKS

    Financial Investors Trust (the "Trust") is an open-end, diversified management investment company with multiple investment portfolios. The Trust is a Delaware business trust established under a Declaration of Trust dated November 30, 1993. Four of its investment portfolios are discussed in this SAI.

    THE TREASURY FUND seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements fully collateralized by direct U.S. Treasury obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

    THE GOVERNMENT FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by such obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

    THE PRIME FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a defined group of short-term, U.S. dollar denominated money market instruments. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

    THE AMERICAN VETERANS GOVERNMENT FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by such obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

    Shares of the Funds are offered for sale by ALPS Distributors, Inc., ("ADI" or the "Distributor") the Sponsor and Distributor, as an investment vehicle for institutional and high net worth investors.

    The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

    The following information supplements the discussion of the investment objectives and policies of the Funds in each Fund's Prospectus.

    U.S. TREASURY OBLIGATIONS. Each Fund may invest, and the Treasury Fund invests exclusively, in direct obligations of the United States Treasury which have remaining maturities of 13 months or less and related repurchase agreements. The United States Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.

    U.S. GOVERNMENT AGENCIES (Government Fund, Prime Fund, American Veterans Government Fund). The Government Fund, the Prime Fund, and the American Veterans Government Fund may invest in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities which have remaining maturities not exceeding thirteen months. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Banks for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. United States Government agency and instrumentality obligations include master notes issued by these entities but do not include obligations of the World Bank, the Inter-American Development Bank or the Asian Development Bank.

    ASSET-BACKED SECURITIES (Prime Fund). Asset-backed securities purchased by the Fund may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. However, the extent of the credit enhancement may differ amongst securities and generally only applies to a fraction of the securities' value. With respect to asset-backed securities arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the securities holders.

    BANK OBLIGATIONS (Prime Fund). These obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued or supported by banks. The Fund's policy on concentration in bank obligations and a description of the banks the obligations of which the Fund may purchase are set forth in the Fund's Prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

    COMMERCIAL PAPER (Prime Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations, financial institutions and government agencies and instrumentalities (but only in the case of taxable securities). All commercial paper purchased by the Fund is, at the time of investment, required to be rated (or issued by an issuer with a similar security rated) in the highest short-term rating category by two or more Nationally Recognized Statistical Ratings Organizations ("NRSROs"), or the only NRSRO rating the security, or if unrated, determined to be of comparable credit quality by the Adviser. Because variable rate master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded. There is no secondary market for variable rate master demand notes, although they are redeemable, and thus immediately repayable by the borrower, at principal amount, plus accrued interest, at any time.

    CORPORATE DEBT SECURITIES (Prime Fund). Investments in these securities are limited to non-convertible corporate debt securities such as bonds and debentures which have thirteen months or less remaining to maturity and which are rated in one of the highest two short-term rating categories by an NRSRO or are of comparable quality.

    The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt securities rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations. Those rated "Aaa" by Moody's or "AAA" by Standard & Poor's are judged to be of the highest quality and exhibit an extremely strong ability to pay interest and repay principal. Those rated
"Aa" by Moody's or "AA" by Standard & Poor's are judged to be of high quality by all standards and differ from higher rated issues only in a small degree with respect to their ability to pay interest and repay principal. Those rated "A" by Moody's and Standard & Poor's possess many favorable attributes and are to be considered as upper medium grade obligations, although they may be more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Fund. To the extent-the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus and in this SAI.

    LOANS OF PORTFOLIO SECURITIES (Prime Fund). The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund.

    The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

    MORTGAGE-RELATED SECURITIES (Government Fund, Prime Fund, American Veterans Government Fund). The Government Fund, the Prime Fund, and the American Veterans Government Fund may, consistent with their respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. To an even greater extent than other interest-bearing securities, the prices of such securities may be extremely sensitive to, and inversely affected by, changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Lower than estimated prepayments from an increase in interest rates might alter the expected average life of such securities and increase volatility. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    REPURCHASE AGREEMENTS. Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). The securities underlying the repurchase agreements will consist exclusively of U.S. Government obligations in which the Funds are otherwise permitted to invest. While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Funds' custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act"). There is no limit on the amount of the Funds' net assets that may be subject to repurchase agreements having a maturity of, or a liquidation feature permitting termination within a period of, seven days or less. The Funds do not presently intend to enter into repurchase agreements, which will cause more than 10% of a Fund's net assets to be subject to repurchase agreements having a maturity beyond seven days.

    REVERSE REPURCHASE AGREEMENTS (Prime Fund). The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, or other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

    STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. Each Fund may purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) that are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP STRIPS are eligible investments for the Prime, Government, and the American Veterans Government Funds.

    The Prime Fund may also purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payments that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs), and generic Treasury Receipts
(TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (FICO) can also be stripped in this fashion.

    Because of the SEC's views on privately stripped government securities, the Prime Fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. Accordingly, the Prime Fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two NRSROs (or one, if only one has rated the security), or, if unrated, been judged to be of equivalent quality by GE Asset Management, Inc. ("GEAM").

    VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS) (Government Fund, Prime Fund, American Veterans Government Fund). VRDOs/FRDOs are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

    A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Trustees. A demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality pursuant to procedures to be adopted by the Trustees.

    The Prime Fund may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the Fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof. The Fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases.

    The Prime Fund may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Fund acquires a right to sell the instruments that meets certain requirements set forth in Rule 2a-7. A variable rate instrument (including instruments subject to a demand feature) that matures in 397 days or less may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the date on which principal can be recovered on demand. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that matures in more than 397 days but that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. A floating rate instrument that matures in 397 days or less shall be deemed to have a maturity of one day.

    The Government Fund, the American Veterans Government Fund, and the Prime Fund may invest in variable and floating rate instruments of the U.S. Government, and its agencies and instrumentalities, with remaining maturities of 397 days or more provided that they are deemed to have a maturity of less than 397 days as defined in accordance with the SEC rules. A variable rate instrument that matures in 397 days or more may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (Prime Fund). The Fund may purchase securities on a when issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Fund will maintain with the custodian a separate account with a segregated portfolio of liquid securities in an amount at least equal to such commitments. On the delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Fund normally enters into these transactions with the intention of actually receiving or delivering the securities, it may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on a Fund and may contribute to volatility of the Fund's net asset value.

    ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. Zero Coupon Bonds purchased by a Fund do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                            INVESTMENT RESTRICTIONS

    The Funds observe the following fundamental investment restrictions, which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

The Funds may not:

        (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts, or make loans, and except that the Funds may purchase or hold short-term debt securities and enter into repurchase agreements with respect to its portfolio securities as described in the Prospectus. For this purpose, repurchase agreements are considered loans;

        (2) invest more than 5% of the current value of the total assets of a Fund in the securities of any one issuer, other than obligations of the United States Government or its agencies or instrumentalities, and repurchase agreements fully collateralized by direct obligations of the U.S. Government;

        (3) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the investments of a Fund in that industry would exceed 25% of the current value of the total assets of the Fund, except that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and that the Prime Fund may invest more than 25% of the value of its total assets in securities issued by domestic banks;

        (4) engage in the underwriting of securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired; or participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account;

        (5) effect a short sale of any security, or issue senior securities except as permitted in paragraph (6). For purpose of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

        (6) issue senior securities or otherwise borrow money, except that each Fund may borrow from banks as a temporary measure for emergency purposes where such borrowings would not exceed 10% (33 1/3% for the Prime Fund) of a Fund's total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 10% (33 1/3% for the Prime Fund) of the Fund's total assets taken at market value:

        (7) invest more than 10% of the total assets of a Fund in the securities of other investment companies, subject to the limitations of
    Section 12(d)(1) of the 1940 Act;

        (8) invest in any security, including repurchase agreements maturing in over seven days without a liquidation feature or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 10% of the market value of a Fund's assets would be so invested;

        (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus;

        (10) have dealings on behalf of a Fund with Officers and Trustees of the Fund, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Fund; and

        (11) purchase equity securities or other securities convertible into equity securities.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of a Fund, in the securities rating of the investment, or any other later change.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

    The Funds are four of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

                        INTERESTED TRUSTEES AND OFFICERS

                                                                  PRINCIPAL OCCUPATION(S)       NUMBER OF
                                                                  DURING PAST 5 YEARS* AND  PORTFOLIOS IN FUND
                       POSITION(S) HELD    TERM OF OFFICE AND     OTHER DIRECTORSHIPS HELD   COMPLEX OVERSEEN
NAME, ADDRESS & AGE       WITH FUNDS      LENGTH OF TIME SERVED          BY TRUSTEE             BY TRUSTEE
-------------------    ----------------   ---------------------   ------------------------  ------------------
W. ROBERT ALEXANDER,   Trustee and        W. Robert Alexander     Mr. Alexander is the              7
age 74,                Chairman           was elected by the      Chief Executive Officer
1625 Broadway, Suite                      initial shareholder     and Chairman of ALPS
2200                                      in December 1993.       Mutual Funds Services,
Denver, Colorado                                                  Inc. and ALPS
80202                                                             Distributors, Inc.,
                                                                  which provide
                                                                  administration and
                                                                  distribution services,
                                                                  respectively, for
                                                                  proprietary mutual fund
                                                                  complexes. Mr. Alexander
                                                                  is also the Chairman of
                                                                  ALPS Financial Services,
                                                                  Inc. and ALPS Advisors,
                                                                  Inc. Mr. Alexander was
                                                                  Vice Chairman of First
                                                                  Interstate Bank of
                                                                  Denver, responsible for
                                                                  Trust, Private Banking,
                                                                  Retail Banking, Cash
                                                                  Management Services and
                                                                  Marketing. Mr. Alexander
                                                                  is currently a member of
                                                                  the Board of Trustees of
                                                                  the Hunter and Hughes
                                                                  Trusts as well as
                                                                  Financial Investors
                                                                  Variable Insurance
                                                                  Trust. Because of his
                                                                  affiliation with ALPS
                                                                  Mutual Funds Services
                                                                  and ALPS Distributors,
                                                                  Mr. Alexander is
                                                                  considered an
                                                                  "interested" Trustee of
                                                                  Financial Investors
                                                                  Trust.

H. DAVID LANSDOWNE,    Vice President                             President and CEO of
age 55,                                                           TEMPEST INVESTMENT
1380 Lawrence Street,                                             COUNSELORS since January
Suite 1050                                                        1998. Mr. Lansdowne
Denver, Colorado                                                  joined TEMPEST as
80204                                                             Director of Research in
                                                                  1983.

JOHN JEFFREY DOHSE,    Vice President                             Vice President of
age 61,                                                           TEMPEST INVESTMENT
1380 Lawrence Street,                                             COUNSELORS since January
Suite 1050                                                        1983.
Denver, Colorado
80204

EDMUND J. BURKE, age   President                                  Mr. Burke is President
42                                                                and Director of ALPS and
1625 Broadway, Suite                                              ADI. Mr. Burke joined
2200                                                              ALPS in 1991 as Vice
Denver, Colorado                                                  President and National
80202                                                             Sales Manager. Because
                                                                  of his positions with
                                                                  ADI and ALPS, Mr. Burke
                                                                  is deemed an affiliate
                                                                  of the Trust as defined
                                                                  under the 1940 Act.

                                                                  PRINCIPAL OCCUPATION(S)       NUMBER OF
                                                                  DURING PAST 5 YEARS* AND  PORTFOLIOS IN FUND
                       POSITION(S) HELD    TERM OF OFFICE AND     OTHER DIRECTORSHIPS HELD   COMPLEX OVERSEEN
NAME, ADDRESS & AGE       WITH FUNDS      LENGTH OF TIME SERVED          BY TRUSTEE             BY TRUSTEE
-------------------    ----------------   ---------------------   ------------------------  ------------------
JEREMY O. MAY, age     Treasurer                                  Mr. May is the Senior
33,                                                               Vice President of ADI
1625 Broadway, Suite                                              and is Senior Vice
2200                                                              President and Director
Denver, Colorado                                                  of Mutual Fund
80202                                                             Operations of ALPS. Mr.
                                                                  May joined ALPS in 1995
                                                                  as a Controller. Mr. May
                                                                  was an auditor with
                                                                  Deloitte & Touche LLP in
                                                                  their Denver office.
                                                                  Because of his positions
                                                                  with ADI and ALPS, Mr.
                                                                  May is deemed an
                                                                  affiliate of the Trust
                                                                  as defined under the
                                                                  1940 Act.

TRACI A. THELEN, age   Secretary                                  Ms. Thelen is the
30,                                                               General Counsel of ADI,
1625 Broadway, Suite                                              the Distributor, and
2200                                                              ALPS, the Administrator.
Denver, Colorado                                                  Ms. Thelen joined ADI
80202                                                             and ALPS in October 1999
                                                                  as Associate Counsel.
                                                                  Prior to that, Ms.
                                                                  Thelen did contract work
                                                                  for various law firms in
                                                                  Boulder, Colorado.
                                                                  Because of her positions
                                                                  with ADI and ALPS, Ms.
                                                                  Thelen is deemed as
                                                                  affiliate of the Trust
                                                                  as defined under the
                                                                  1940 Act.

                              INDEPENDENT TRUSTEES

                                                                  PRINCIPAL OCCUPATION(S)       NUMBER OF
                                                                  DURING PAST 5 YEARS* AND  PORTFOLIOS IN FUND
                       POSITION(S) HELD    TERM OF OFFICE AND     OTHER DIRECTORSHIPS HELD   COMPLEX OVERSEEN
NAME, ADDRESS & AGE       WITH FUNDS      LENGTH OF TIME SERVED          BY TRUSTEE             BY TRUSTEE
-------------------    ----------------   ---------------------   ------------------------  ------------------
MARY K. ANSTINE, age   Trustee            Mary K. Anstine was     Ms. Anstine is the                7
61,                                       elected at a special    President/Chief
600 S. Cherry Street,                     meeting of              Executive Officer of
Suite 217                                 shareholders held on    HealthONE, Denver,
Denver, Colorado                          March 21, 1997.         Colorado. Ms. Anstine is
80246                                                             also a Trustee/Director
                                                                  of the following: Denver
                                                                  Area Council of the Boy
                                                                  Scouts of America;
                                                                  Colorado Uplift Board;
                                                                  AV Hunter Trust; and
                                                                  Financial Investors
                                                                  Variable Insurance
                                                                  Trust. Ms. Anstine was a
                                                                  Director of the Northern
                                                                  Trust Bank of Colorado
                                                                  from February 1998 until
                                                                  February 2002.

                                                                  PRINCIPAL OCCUPATION(S)       NUMBER OF
                                                                  DURING PAST 5 YEARS* AND  PORTFOLIOS IN FUND
                       POSITION(S) HELD    TERM OF OFFICE AND     OTHER DIRECTORSHIPS HELD   COMPLEX OVERSEEN
NAME, ADDRESS & AGE       WITH FUNDS      LENGTH OF TIME SERVED          BY TRUSTEE             BY TRUSTEE
-------------------    ----------------   ---------------------   ------------------------  ------------------
EDWIN B. CROWDER, age  Trustee            Edwin B. Crowder was    Mr. Crowder currently             7
70,                                       elected at a special    operates a marketing
2659 Grapewood Lane                       meeting of              concern with operations
Boulder, Colorado                         shareholders held on    in the U.S. and Latin
80304                                     March 21, 1997.         America. He has
                                                                  previously engaged in
                                                                  business pursuits in the
                                                                  restaurant, oil and gas
                                                                  drilling, and real
                                                                  estate development
                                                                  industries. Mr. Crowder
                                                                  is a former Director of
                                                                  Athletics and head
                                                                  football coach at the
                                                                  University of Colorado.

ROBERT E. LEE, age     Trustee            Robert E. Lee was       Mr. Lee was a commercial          7
66,                                       appointed as a          bank executive of First
10510 Lakeview Drive                      Trustee at the          Interstate from 1980
Hayden Lake, Idaho                        December 15, 1998,      through 1989. He is
83835                                     meeting of the Board    currently a Director of
                                          of Trustees.            the following: Storage
                                                                  Technology Corporation;
                                                                  ING Financial Services--
                                                                  North America; Meredith
                                                                  Capital Corporation;
                                                                  Source Capital
                                                                  Corporation; and
                                                                  Emeritus--The Denver
                                                                  Foundation.

JOHN R. MORAN, JR.,    Trustee            John R. Moran was       An attorney, Mr. Moran            7
age 71,                                   elected at a special    was formerly a partner
1600 Sherman Street                       meeting of              with the firm of Kutak
Denver, Colorado                          shareholders held on    Rock & Campbell in
80203                                     March 21, 1997.         Denver, Colorado and a
                                                                  member of the Colorado
                                                                  House of
                                                                  Representatives. Mr.
                                                                  Moran is currently a
                                                                  Trustee of the
                                                                  following: The Colorado
                                                                  Trust, a private
                                                                  foundation serving the
                                                                  health and hospital
                                                                  community in the State
                                                                  of Colorado; the Hill
                                                                  Foundation; the Robert
                                                                  J. Kutak Foundation; and
                                                                  Financial Investors
                                                                  Variable Insurance
                                                                  Trust. Additionally, he
                                                                  is a member of the
                                                                  Treasurer's Office
                                                                  Investment Advisory
                                                                  Committee for the
                                                                  University of Colorado.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

    Effective after the June 20, 2000 meeting of the Board, non-interested Trustees of the Trust receive an annual fee in the amount of $4,000 and $1,500 for attending each Board meeting. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2003, the non-interested Trustees received the following compensation:

                                                                                           AGGREGATE
                                                               PENSION OR                 COMPENSATION
                                                               RETIREMENT    ESTIMATED      FROM THE
                                                AGGREGATE       BENEFITS       ANNUAL        TRUST
                                               COMPENSATION    ACCRUED AS     BENEFITS      AND FUND
                                                 FROM THE     PART OF FUND      UPON      COMPLEX PAID
                                                  TRUST         EXPENSES     RETIREMENT   TO TRUSTEES
                                               ------------   ------------   ----------   ------------
Mary K. Anstine, Trustee(1)..................                      $0            $0
Edwin B. Crowder, Trustee(1).................                      $0            $0
Robert E. Lee, Trustee(1)....................                      $0            $0
John R. Moran, Jr., Trustee(1)...............                      $0            $0

------------------------

(1) Member of the Audit Committee.

    As of December 31, 2002, the dollar range of equity securities in the Funds beneficially owned by Trustees who are "interested persons" of the Trust were as follows:

                                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND      AGGREGATE DOLLAR RANGE OF
                               ---------------------------------------------------   EQUITY SECURITIES IN ALL
                                                   GOVERNMENT        PRIME MONEY       REGISTERED INVESTMENT
                                                  MONEY MARKET       MARKET FUND       COMPANIES OVERSEEN BY
                               TREASURY MONEY   FUND (CLASSES I    (CLASSES I AND      TRUSTEE IN FAMILY OF
INTERESTED TRUSTEES             MARKET FUND         AND II)              II)           INVESTMENT COMPANIES
-------------------            --------------   ----------------   ---------------   -------------------------
W. Robert Alexander..........

    As of December 31, 2002, the dollar range of equity securities in the Funds beneficially owned by Trustees who are not "interested persons" of the Trust were as follows:

                                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND      AGGREGATE DOLLAR RANGE OF
                               ---------------------------------------------------   EQUITY SECURITIES IN ALL
                                                   GOVERNMENT        PRIME MONEY       REGISTERED INVESTMENT
                                                  MONEY MARKET       MARKET FUND       COMPANIES OVERSEEN BY
                               TREASURY MONEY   FUND (CLASSES I    (CLASSES I AND      TRUSTEE IN FAMILY OF
INDEPENDENT TRUSTEES            MARKET FUND         AND II)              II)           INVESTMENT COMPANIES
--------------------           --------------   ----------------   ---------------   -------------------------
Mary K. Anstine..............
Edwin B. Crowder.............
John R. Moran, Jr............
Robert E. Lee................

    As of July 31, 2003, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

    INVESTMENT ADVISER. The Trust retains SSgA Funds Management, Inc. (the "Adviser" or "SSgA") as investment adviser for each Fund. SSgA, Two International Place, Boston, Massachusetts 02110, is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of November 30, 2002, SSgA had over $67 billion in assets under management. SSgA, State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation. With over $745 billion under management as of November 30, 2002, State Street Global Advisors provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

    Each Advisory Contract provides that the Adviser will manage the portfolio of each Fund and will furnish to each Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to money market portfolio composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to each Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Funds.

    The Trustees take into consideration various factors in evaluating the renewal of an existing investment advisory agreement. The Trustees request and assess comprehensive information about the investment adviser's services, including a complete description of the nature, extent, and quality of the services which are provided to the Fund under the advisory agreement, a report on the Fund's compliance with applicable investment objectives, policies, and restrictions, and applicable requirements of the Internal Revenue Code, a report containing relevant performance data for the Fund, and comparisons of that performance data to the performance of a representative sample of comparable funds and to the performance of recognized indices. The Trustees also receive, from the adviser, recent financial statements, including a balance sheet and income statement, to assess the adviser's financial condition.

    After considering the nature and quality of the services to be provided by the adviser, the Trustees next evaluate the reasonableness of the compensation to be paid by the Fund to the adviser. Additionally, the Trustees consider the reasonableness of the adviser's potential profit, if any, projected from the fees under the advisory agreement. In analyzing the adviser's projected profitability, the Trustees consider the anticipated costs incurred by the adviser in providing such services. Moreover, when examining the adviser's projected profitability, the Trustees also determine whether the adviser, or any of its affiliates, would receive any quantifiable "fall-out" or collateral benefits as a result of the adviser providing services to the Fund. Collateral benefits are direct or indirect revenues or other benefits that the adviser or any of its affiliates receive that are attributable in some way to the existence of the Fund.

    SPONSOR AND DISTRIBUTOR. Shares of the Funds are offered on a continuous basis through ADI, 1625 Broadway, Suite 2200, Denver, Colorado 80202, the Distributor, pursuant to a Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.

    ADMINISTRATOR. Pursuant to the Administrative Services Contract, ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator"): (i) provides administrative services reasonably necessary for the operation of the Funds (other than those services which are provided by the Adviser pursuant to each Advisory Contract); (ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the Funds; and
(iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Contract. ALPS also serves as the Funds' transfer agent, and as their Bookkeeping and Pricing Agent.

FEES AND EXPENSES

    As compensation for advisory, management and administrative services, the Adviser and the Administrator are paid a monthly fee at the following annual rates:

                                 TREASURY FUND:

PORTION OF AVERAGE DAILY VALUE
OF NET ASSETS OF THE FUND                              ADVISORY   ADMINISTRATIVE(1)
------------------------------                         --------   -----------------
Not exceeding $500 million...........................   0.105%           0.26%
In excess of $500 million but not exceeding
  $1 billion.........................................   0.105%           0.24%
In excess of $1 billion but not exceeding
  $1.5 billion.......................................   0.105%           0.22%
In excess of $1.5 billion............................   0.105%           0.22%

           GOVERNMENT, AMERICAN VETERANS GOVERNMENT, AND PRIME FUNDS:

PORTION OF AVERAGE DAILY VALUE
OF NET ASSETS OF THE FUND                              ADVISORY   ADMINISTRATIVE(1)
------------------------------                         --------   -----------------
Not exceeding $500 million...........................   0.105%           0.16%
In excess of $500 million but not exceeding
  $1 billion.........................................   0.105%           0.14%
In excess of $1 billion..............................   0.105%           0.12%

(1) Subject to a minimum monthly fee of $50,000 for the Treasury Fund and $30,000 for the Government, American Veterans Government, and Prime Funds, respectively.

    For the fiscal year ended April 30, 2001, the Adviser earned $40,345, $123,785 and $51,519 from the Treasury, Government and Prime Funds, respectively. For the fiscal year ended April 30, 2002, the Adviser earned $47,745, $180,749, and $61,952 from the Treasury, Government, and Prime Funds,
respectively. For the fiscal year ended April 30, 2003, the Adviser earned    ,
    , and     from the Treasury, Government, and Prime Funds, respectively.

    The Administrative fees earned by the Administrator under the Administrative Services Agreement for the last three fiscal periods were as follows:

FISCAL PERIOD ENDED APRIL 30,                                   2003       2002        2001
-----------------------------                                 --------   ---------   ---------
U.S. TREASURY MONEY MARKET FUND
Administrative fees earned..................................             $ 600,000   $ 600,002
Administrative fees waived..................................             $(340,215)  $(380,209)
U.S. GOVERNMENT MONEY MARKET FUND
Administrative fees earned..................................             $ 715,019   $ 495,138
Administrative fees waived..................................             $ (29,274)  $ (34,525)
AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET FUND
Administrative fees earned..................................    n/a            n/a         n/a
Administrative fees waived..................................    n/a            n/a         n/a
PRIME MONEY MARKET FUND
Administrative fees earned..................................             $ 360,000   $ 368,398
Administrative fees waived..................................             $(122,058)  $(166,645)

    The Administrator has contractually agreed to waive a portion of the administrative fees otherwise payable by each Fund, as well as voluntarily assume a portion of each Fund's expenses, to the extent necessary to maintain a total expense ratio of not more than .33%, .20%, .45%, .20%, .60%, .20%, and .45% of the average net assets of the Treasury Fund, Government Fund-Class I, Government Fund-Class II, Prime Fund-Class I, Prime Fund-Class II, American Veterans Government Fund-Class I, and American Veterans Government Fund-Class II, respectively.

    Except for the expenses paid by the Adviser under the Advisory Contract and the Administrator under the Administrative Services Contract, each Fund bears all costs of its operations. Expenses attributable to the Funds are charged against the assets of each Fund, respectively.

    The Advisory Contract and Distribution Contract will continue in effect with respect to each Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of a Fund or by the Trust's Trustees; and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined under the 1940 Act) of any such party. Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees. The Advisory Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the 1940 Act).

                                 CODE OF ETHICS

    There are no code of ethics applicable to the Funds, as the Funds are money market funds.

               CALCULATION OF YIELDS AND PERFORMANCE INFORMATION

    From time to time, each class of the Fund may quote its "yield" and average annual "total return" in advertisements or in communications to shareholders or prospective investors. BOTH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Current yield (or "SEC Seven Day Yield") for each Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of a Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1) (365/7)] - 1. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

    As of April 30, 2003, the Seven Day Effective Yield and the SEC Seven Day Yield for each Fund was as follows:

FUND                                          7-DAY SEC YIELD   7-DAY EFFECTIVE YIELD
----                                          ---------------   ---------------------
Treasury Fund...............................
Government Fund Class I.....................
Government Fund Class II....................
Prime Fund Class I..........................
Prime Fund Class II.........................
American Veterans Government Class I........        n/a                  n/a
American Veterans Government Class II.......        n/a                  n/a

    Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

    All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Total return for the Fund will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance, which may be expected in the future.

    The yield and total return for each Class of the Prime Fund and each Class of the Government Fund are calculated separately due to separate expense structures. The yield and total return of Class II of the Prime and Government Funds will be lower than that of Class I of the Prime and Government Funds.

    In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating or ranking services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. For example, the Fund's yields may be compared to the IBC/DONOGHUE'S MONEY FUND AVERAGE, which is an average compiled by IBC/DONOGHUE'S MONEY FUND REPORT. In addition, yields may be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

    Since yields fluctuate, you cannot necessarily use yield data to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by service institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of yield or total return.

    From time to time, in marketing pieces and other Fund literature, the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following:

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance. Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper, which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

    FUND RATINGS. Although it is not an investment objective of the Funds, consistent with the Funds' investment objectives and restrictions, each Fund may seek and receive the highest rating from certain nationally recognized statistical rating organizations (NRSROs), for example, "AAAm" from Standard & Poor's Ratings Group, a Division of McGraw Hill, Inc., or "AAA/V-1+" from Fitch Investor Services, Inc. An NRSRO rating is subject to change and neither insures nor guarantees that the Fund will pay interest or repay principal. NRSRO ratings represent the opinion of the NRSRO based on the investment adviser, quality of the Fund's portfolio holdings, and other criteria. If an NRSRO rating is obtained, the Fund may use the information in advertising or reports to shareholders or prospective investors.

                        DETERMINATION OF NET ASSET VALUE

    The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities and then dividing that value by the total number of the Fund's shares outstanding. For the Prime Fund, calculations are performed separately for each Class, according to each Class's proportion of assets and liabilities. Within each Class, the expenses are allocated proportionately based on the net assets of each Class, except class-specific expenses, which are allocated directly to the respective Class. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the NAV. Each Fund normally calculates its NAV at 5:00 p.m. Eastern Time on each day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    The Board of Trustees has established procedures designed to maintain a stable NAV of $1.00 per share, to the extent reasonably possible. The Board of Trustees has approved and adopted procedures under Rule 2a-7 under the Investment Company Act of 1940, as amended, which was enacted by the SEC with the intent of stabilizing money market funds at $1.00 per share. Under the guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Rule 2a-7 also provides that the Fund must also do a "mark-to-market" analysis, where it is determined the degree to which any variations may exist between the amortized pricing method and the actual market price of the securities in the Fund. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

    While the amortized cost method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

    Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of thirteen months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" as defined by Rule 2a-7 and to present minimal credit risks. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees or its delegate, at monthly and at regularly scheduled quarterly Board of Trustees meetings, to determine whether the NAV of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. There can be no assurance that at all times the $1.00 price per share can be maintained.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

    Purchases and sales of securities will often be principal transactions in the case of debt securities traded otherwise than on an exchange. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price.
Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Adviser, the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange
Commission. Under the 1940 Act, persons affiliated with the Adviser, the Funds or the Distributor may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration, which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust will regularly review the commissions paid by the Funds to affiliated brokers.

    The trust is required to identify any securities of its "regular brokers or dealers" that it has acquired during its most recent fiscal year. As of
April 30, 2003, the U.S. Treasury Money Market Fund entered into repurchase
transactions with:       . As of April 30, 2003 the U.S. Government Money Market
Fund entered into repurchase transactions with:             . As of April 30,
2003, the Prime Money Market Fund entered into repurchase transactions with
                                .

                               EXCHANGE PRIVILEGE

    Shareholders who have held all or part of their shares in one of the Funds for at least seven days may exchange those shares for shares of the other Fund if such Fund is available for sale in their state and meets the investment criteria of the investor.

    Before effecting an exchange, shareholders should review the Prospectus of the other Fund. Exercise of the exchange privilege is treated as a redemption for income tax purposes and, depending on the circumstances, a gain or loss may be recognized.

    The exchange privilege may be modified or terminated upon sixty (60) days' written notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Funds reserve the right to impose such a limitation. Call or write the Funds for further details.

                                  REDEMPTIONS

    In the event that a Fund does not maintain a constant net asset value per share, the proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal, state, and local income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

    A shareholder's account with the Funds remains open for at least one year following complete redemption and all costs during the period will be borne by the Funds. This permits an investor to resume investments in the Fund during the period in an amount of $25,000 or more.

    To be in a position to eliminate excessive shareholder expense burdens, the Funds reserve the right to adopt a policy pursuant to which a Fund may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below the designated amount set forth in each Fund's prospectus. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. Shareholder accounts, which have a value below the designated amount due to changes in the market value in portfolio securities, will not be redeemed.

    The Funds may suspend the right of redemption during any period when
(i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

                              FEDERAL INCOME TAXES

    The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders or possible legislative changes. This discussion does not address state or local income tax considerations. Potential investors should consult their tax advisers with specific reference to their own tax situation.

    The Funds have each elected to be treated as regulated investment companies. The Funds intend to continue to so qualify by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies so that the Funds will not be liable for Federal income tax with respect to amounts distributed to shareholders in accordance with the timing requirements of the Code.

    In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency;
(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and certain other securities in respect of any one issuer to an amount not greater in value than 5% of its assets and 10% of the outstanding voting securities of the issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Funds will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

    The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by Fund management to be most likely to attain a Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in a Fund's portfolio or undistributed income of the Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

    The Funds are required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. The Funds may be required to withhold Federal income tax ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished the Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. The Funds may also be required to withhold Federal income tax if they are notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income.

    Distributions of taxable net investment income and net realized capital gains will be taxable whether made in shares or in cash. A distribution of net capital gains reflects a Fund's excess of net long-term capital gains over its net short-term capital losses. The Funds are permitted to carry forward as short-term capital losses their net realized capital losses, if any, for eight years.

    Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

    Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

    Different tax treatment is accorded to accounts maintained as IRAs or other tax-advantaged retirement accounts, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

    Each Fund will be separate for investment and accounting purposes and will be treated as a separate taxable entity for Federal income tax purposes.

    Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to (a) at least 98% of its ordinary income (excluding any capital gain or losses) for the calendar year; plus (b) at least 98% of the excess of its capital gains over capital losses (adjusted for ordinary losses) for the one year period ending on October 31 of such calendar year; plus (c) any ordinary income or capital gain net income (adjusted for certain ordinary losses) from the preceding calendar years which was neither distributed to shareholders nor taxed to the Fund during such year. The Funds intend to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

                         SHARES OF BENEFICIAL INTEREST

    The Trust consists of multiple separate portfolios or Funds. When certain matters affect one Fund but not another, the shareholders would vote as a Fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Fund to approve the proposal as to that Fund. As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

    The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust
Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

    Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

    Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

                             PRINCIPAL SHAREHOLDERS

    As of July 31, 2003, the following shareholders owned 5% or more of the outstanding shares of the Funds as listed below:

FUND                                                          PERCENTAGE INTEREST
----                                                          --------------------
U.S. TREASURY MONEY MARKET FUND.............................

U.S. GOVERNMENT MONEY MARKET FUND, CLASS I..................

U.S. GOVERNMENT MONEY MARKET FUND, CLASS II.................

PRIME MONEY MARKET FUND, CLASS I............................

PRIME MONEY MARKET FUND, CLASS II...........................

AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET FUND,
  CLASS I...................................................

AMERICAN VETERANS U.S. GOVERNMENT MONEY MARKET FUND,
  CLASS II..................................................

                               DISTRIBUTION PLAN

    The Trustees of the Trust have adopted a Distribution Plan on behalf of Class II of the Prime Fund, Class II of the American Veterans Government Fund, and Class II of the Government Fund (together the "Plans") pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow the Prime Fund, American Veterans Government Fund, Government Fund, and ADI to incur distribution expenses. The Plans provide for payment of a distribution fee (12b-1 fee) of up to 0.40% of the average net assets of Class II of the Prime Fund and up to 0.25% of the average net assets of Class II of the American Veterans Government Fund and Government Fund. The Trust or the Distributor, on behalf of Class II of the Prime Fund, Class II of the American Veterans Government Fund, and Class II of the Government Fund, may enter into servicing agreements (Service Agreements) with banks, broker/ dealers or other institutions (Agency Institutions). The Plans provide that the Distributor may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated below. The Service Agreements further provide for compensation to broker/dealers for their efforts to sell Class II shares of the Prime Fund, the American Veterans Government Fund, and the Government Fund. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders; obtaining such information, analyses and reports with respect to marketing and promotional activities as the Distributor may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II Shares of the Prime, American Veterans Government, and Government Funds; and providing training, marketing and support to such dealers and others with respect to the sale of Class II Shares of the Prime, American Veterans Government, and Government Funds. The Plans recognize that the Distributor may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares. For the fiscal year ended April 30,
2003, the Distributor received $           from Class II of the Prime Fund
pursuant to the plan. The Plans have been approved by the Trustees, including the majority of non-interested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to their approval, and have determined that there is a reasonable likelihood that the Plans will benefit the Prime and Government Funds and their shareholders. To the extent that the Plans give the Distributor greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

    The Plans could be construed as compensation because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. The Distributor may spend more for marketing and distribution than it receives in fees and reimbursements from the Prime and Government Funds. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. For example, if the Distributor pays $1 for distribution-related expenses and receives $2 under the Plan, the $1 difference could be said to be a profit for the Distributor. (Because the Distributor is reimbursed for its out-of-pocket direct promotional expenses, the Plans also could be construed as reimbursement plans. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year.) If after payment by the Distributor for marketing and distribution there are any remaining fees attributable to the Plans, these may be used as the Distributor may elect. Since the amount payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. The Prime, American Veterans Government, and Government Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

                               OTHER INFORMATION

    The Trust's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                 CAPITALIZATION

    The Trust was organized as a Delaware Business Trust on November 30, 1993 and consists of seven separate portfolios or series, four of which are discussed in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

    Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

                          CUSTODIAN AND SUB-CUSTODIAN

    State Street Bank & Trust Company of Connecticut, N.A. acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of the Funds; receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and pays all expenses of the Funds. For its services as Custodian, State Street receives an asset-based fee and transaction charges. State Street Bank and Trust Company serves as Sub-Custodian for the Funds.

                            INDEPENDENT ACCOUNTANTS

    Deloitte & Touche LLP has been selected as the independent accountants for the Trust. Deloitte & Touche provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. Deloitte & Touche's address is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

                              FINANCIAL STATEMENTS

    The audited financial statements for each Fund for the year ended April 30, 2003, and the report of the Funds' independent public accountants are included in the Funds' most recent Annual Report, and are incorporated herein by reference to such reports.

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)        (1)        Trust Instrument.(1)

                 (2)        Revised Trust Instrument.(1)

      (b)        (1)        By-Laws of Registrant.(1)

                 (2)        Revised By-Laws of Registrant.(1)

      (c)                   None.

      (d)        (1)        Investment Advisory Contract between Registrant and GE Asset
                            Management, Incorporated with respect to the U.S. Treasury
                            Money Market Fund.(1)

                 (2)        Investment Advisory Contract between Registrant and GE Asset
                            Management, Incorporated with respect to the U.S. Government
                            Money Market Fund.(1)

                 (3)        Investment Advisory Contract between Registrant and GE Asset
                            Management, Incorporated with respect to the Prime Money
                            Market Fund.(2)

                 (4)        Investment Advisory Contract between Registrant and Tempest
                            Investment Counselors, Inc. with respect to the Aristata
                            Equity Fund.(2)

                 (5)        Investment Advisory Contract between Registrant and Tempest
                            Investment Counselors, Inc. with respect to the Aristata
                            Quality Bond Fund.(2)

                 (6)        Investment Advisory Contract between Registrant and Tempest
                            Investment Counselors, Inc. with respect to the Aristata
                            Colorado Quality Tax-Exempt Fund.(2)

                 (7)        Investment Advisory Contract between Registrant and National
                            City Investment Management Company.(5)

      (e)        (1)        Amended Distribution Agreement between Registrant and ALPS
                            Distributors, Inc.(9)

                 (2)        Form of Selling Agreement between ALPS Distributors, Inc.
                            and Broker/Dealer with respect to the United Association S&P
                            500

                            Index Fund.(10)

                 (3)        Form of Bank Agreement between ALPS Distributors, Inc. and
                            Bank with respect to the United Association S&P 500 Index
                            Fund.(10)

                 (4)        Form of Selling Agreement between ALPS Distributors, Inc.
                            and Broker/Dealer with respect to the Aristata Funds.(10)

                 (5)        Form of Selling Agreement between ALPS Distributors, Inc.
                            and Broker/Dealer with respect to the U.S. Government Money
                            Market Fund, Class II.(10)

                 (6)        Form of Bank Agreement between ALPS Distributors, Inc. and
                            Bank with respect to the U.S. Government Money Market Fund,
                            Class II.(10)

                 (7)        Form of Selling Agreement between ALPS Distributors, Inc.
                            and Broker/Dealer with respect to the Financial Investors
                            Trust Funds.(10)

      (f)                   None.

      (g)        (1)        Custodian Contract between Registrant and State Street Bank and Trust Company.(1)

                 (2)        Custodian Contract between Registrant and Fifth Third
                            Bank.(1)

                 (3)        Custodian Contract between Registrant and National City
                            Bank.(5)

      (h)        (1)        Administration Agreement between ALPS Mutual Funds
                            Services, Inc. and Registrant, on behalf of its United
                            Association S&P 500 Index Fund.(9)

                 (2)        Administration Agreement between ALPS Mutual Funds
                            Services, Inc. and Registrant, on behalf of its U.S.
                            Treasury Money Market, U.S. Government Money Market, and
                            Prime Money Market Funds.(9)

                 (3)        Administration Agreement between ALPS Mutual Funds
                            Services, Inc. and Registrant, on behalf of its Aristata
                            Equity, Aristata Quality Bond, and Aristata Colorado Quality
                            Tax-Exempt Bond Funds.(9)

                 (4)        Amended and Restated Transfer Agency and Service Agreement
                            between Registrant and ALPS Mutual Funds Services, Inc.(7)


                 (5)        Amended Bookkeeping and Pricing Agreement between Registrant and ALPS Mutual Funds Services, Inc.(7)

                 (6)        Subscription Agreement.(3)

                 (7)        Power of Attorney dated June 11, 2002.(10)

      (i)                   Opinion of Davis, Graham & Stubbs LLP, counsel to Registrant to be provided by amendment.

      (j)                   Consent of Independent Public Accountants Deloitte &
                            Touche, LLP to be provided by amendment.

      (k)                   None

      (l)                   None

      (m)        (1)        Amended Distribution Plan--Prime Money Market Fund
                            Class II.(9)

                 (2)        Distribution Plan--United Association S&P 500 Index Fund.(5)

                 (3)        Distribution Plan--U.S. Government Money Market Fund,
                            Class II.(9)

      (n)                   Rule 18f-3 Plan.(4)

      (p)        (1)        Code of Ethics for Financial Investors Trust.(8)

                 (2)        Code of Ethics for ALPS Distributors, Inc.(6)

                 (3)        Code of Ethics for Tempest Investment Counselors, Inc.(6)

                 (4)        Code of Ethics for National City Bank.(6)

                 (5)        Code of Ethics for SSgA Funds Management, Inc. is not
                            provided because they are adviser only to Registrant's money market funds.

------------------------

(1) Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.

(2) Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on June 12, 1998

(3) Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on August 28, 1996.

(4) Filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on June 29, 1999.

(5) Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on February 14, 2000.

(6) Filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on May 8, 2000.

(7) Filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on August 25, 2000.

(8) Filed with Post-Effective Amendment No. 20 to Registrant's Registration Statement on August 28, 2001.

(9) Filed with Post-Effective Amendment No. 23 to Registrant's Registration Statement on June 5, 2002.

(10) Filed with Post-Effective Amendment No. 24 to Registrant's Registration Statement on August 28, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25. INDEMNIFICATION.

    As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), and Section 1.10 of the Distribution Agreement (Exhibit (e)(1) and (e)(2) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

    Tempest Investment Counselors, Inc. serves as investment adviser for the Aristata Funds. SSgA Funds Management, Inc. serves as investment adviser for the FIT Money Market Funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the advisers is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

                      TEMPEST INVESTMENT COUNSELORS, INC.

To be provided by amendment.

                          SSGA FUNDS MANAGEMENT, INC.

To be provided by amendment.

ITEM 27. PRINCIPAL UNDERWRITER

   (a) The sole principal underwriter for the Registrant is ALPS
       Distributors, Inc., which acts as distributor for the Registrant and the following other Investment Companies: Westcore Trust, First Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, BLDRS Index Funds Trust, Firsthand Funds, Holland Balanced Fund, Financial Investors Variable Insurance Trust, Ameristock Mutual Fund, Inc., Davis Park Series Trust, State Street Institutional Investment Trust, W.P. Stewart & Co. Growth Fund, Inc., Black Diamond Funds, Accessor Funds, Inc., Williams Capital Management Trust, and Wasatch Funds, Inc.

   (b) Officers and Directors

NAME AND PRINCIPAL BUSINESS ADDRESS*  POSITIONS AND OFFICES WITH REGISTRANT  POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------  -------------------------------------  --------------------------------------
W. Robert Alexander.............      Chairman of the Board of Trustees      Chairman, Chief Executive Officer and
                                                                             Secretary

NAME AND PRINCIPAL BUSINESS ADDRESS*  POSITIONS AND OFFICES WITH REGISTRANT  POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------  -------------------------------------  --------------------------------------

Thomas A. Carter................      None                                   Chief Financial Officer and Director

Edmund J. Burke.................      President                              President and Director

Traci A. Thelen.................      Secretary                              General Counsel

Jeremy O. May...................      Treasurer                              Senior Vice President and Director

Rick A. Pederson................      None                                   Director

Chris Woessner..................      None                                   Director

*   All addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202.

   (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following offices: (1) ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202; (2) SSgA Funds
Management, Inc., 1 International Place, 25th Floor, Boston, Massachusetts 02110; and (3) Tempest Investment Counselors, Inc., 1380 Lawrence Street,
Suite 1050, Denver, Colorado 80204.

ITEM 29. MANAGEMENT SERVICES

    Not applicable.

ITEM 30. UNDERTAKINGS.

   (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

   (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

   (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report upon request and without a charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and Rule 485(a) thereunder and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 25 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 13, 2003.

                                       FINANCIAL INVESTORS TRUST
                                       (Registrant)

                                       By:  /s/ W. ROBERT ALEXANDER
                                       ----------------------------------------
                                       W. Robert Alexander
                                       CHAIRMAN OF THE BOARD

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  SIGNATURE                   TITLE                        DATE
                  ---------                   -----                        ----
/s/ W. ROBERT ALEXANDER
------------------------------------           Trustee                  June 13, 2003
W. Robert Alexander

/s/ ROBERT E. LEE
------------------------------------           Trustee                  June 13, 2003
Robert E. Lee

/s/ MARY K. ANSTINE
------------------------------------           Trustee                  June 13, 2003
Mary K. Anstine

/s/ EDWIN B. CROWDER
------------------------------------           Trustee                  June 13, 2003
Edwin B. Crowder

/s/ JOHN R. MORAN, JR
------------------------------------           Trustee                  June 13, 2003
John R. Moran, Jr.

/s/ EDMUND J. BURKE
------------------------------------           President                June 13, 2003
Edmund J. Burke

/s/ JEREMY O. MAY
------------------------------------           Treasurer                June 13, 2003
Jeremy O. May